Investments - Summary of Gross Real Estate and Loan Activity (Footnote) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Total accumulated depreciation and amortization associated with dispositions of real estate	$ 57.1	$ 126.4
Revenue producing capitalized expenditures	42.6	20.5
Non-revenue producing capitalized maintenance expenditures	3.5	6.6
Discontinued Operations, Held-for-use
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of assets for properties	24.6	40.5	$ 35.8
Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of assets for properties	$ 16.6	$ 34.5	$ 33.9